RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 21 - RELATED PARTIES:

The following transactions arose with related parties

Transactions and balances with related parties:

1.	Shareholders and other related parties’ benefits

	December 31, 2025	December 31, 2024	December 31, 2023
Salary and related expenses – officers and directors	1,819	1,710	1,761
Share based payment – officers and directors	3,107	1,376	1,009

2.	Balances with related parties

Name	Nature of transaction	December 31, 2025	December 31, 2024
Officers	Salaries and related	(343)	(381)
Directors	Compensation for directors	(41)	(40)